Property, Plant and Equipment - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments to acquire property, plant and equipment	¥ 9,191	¥ 4,520